Incentive Life Optimizer® II

Updating Summary Prospectus

May 1, 2021

This updating summary prospectus summarizes key features of the Incentive Life Optimizer® II policy. The Prospectus and Statement of Additional Information (“SAI”) for Incentive Life Optimizer® II contain more information about the policy, including its features, benefits and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the Incentive Life Optimizer® II online at www.equitable.com/ICSR#EQH146668. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

Additional general information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Investment Options available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Equitable Financial Life Insurance Company (the “Company”) or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all Investment Options available under your contract.

Updated Information About Your Incentive Life Optimizer® II Policy

The information in this Updating Summary Prospectus is a summary of certain Incentive Life Optimizer® II policy features that have changed since the statutory prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Incentive Life Optimizer® II policy.

INVESTMENT OPTIONS

The table below sets forth the names of: (i) the Investment Options that are no longer available under the policy due to mergers, closures and liquidations that have occurred since May 1, 2020; (ii) new Investment Options available under the policy as of May 1, 2020; and (iii) name changes that have occurred since May 1, 2020:

Investment Options Added to the Contract

New Investment Options
1290 VT Small Cap Value
EQ/MFS Technology
EQ/Morgan Stanley Small Cap Growth

Portfolio Company and Variable Investment Option Mergers

Acquired Investment Option (no longer available for investment)		Acquiring Investment Option
Charter Small Cap Growth	merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	merged into	1290 VT Small Cap Value
EQ/Global Bond Plus	merged into	EQ/Core Plus Bond
EQ/MFS Technology II	merged into	EQ/MFS Technology
EQ/UBS Growth and Income	merged into	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	merged into	EQ/Janus Enterprise
Multimanager Mid Cap Value	merged into	EQ/American Century Mid Cap Value

Variable Investment Option Name Changes

Old Name	New Name
All Asset Growth-Alt 20	EQ/All Asset Growth Allocation
Charter Multi-Sector Bond	EQ/Core Plus Bond
EQ/BlackRock Basic Value Equity	EQ/Value Equity
EQ/Capital Guardian Research	EQ/Capital Group Research
EQ/Invesco Global Real Estate	EQ/Invesco Global Real Assets
EQ/MFS International Value	EQ/MFS International Intrinsic Value
VanEck VIP Global Hard Assets	Van Eck VIP Global Resources

MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

Substitution of Insured Person Rider

We are currently not permitting changes of a policy’s insured person.

OTHER

Company Name Changes

Old Name	New Name
AXA Equitable Life Insurance Company	Equitable Financial Life Insurance Company
AXA Advisors, LLC	Equitable Advisors, LLC
AXA Distributors, LLC	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	Equitable Network, LLC

Important Information You Should Consider About the Incentive Life Optimizer® II policy (the “policy”):

FEES AND EXPENSES

Charges for Early Withdrawals

We will not deduct a charge for making a partial withdrawal from your policy; however, if you surrender the policy in its first ten years or the first 10 years after you have requested an increase in your policy’s face amount, you will be subject to a surrender charge of up to 4.59% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $4,591.

There is also an MSO Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a 75% loss of Segment Account Value. See MSO prospectus for more information. For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in this prospectus.

Transaction Charges

In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (e.g., wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses (annual charges)

In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (e.g., age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.58%	1.58%

Portfolio expenses are for the year ended December 31, 2020 and may be based, in part, on estimated amounts of such expenses and may change from year to year. For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix:

“Investment options available under the policy”, which is part of this prospectus.

For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy”, which is part of this prospectus.

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options

An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, the Market Stabilizer Option (“MSO”) and the guaranteed investment option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus. before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH146668.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.

Insurance Company Risks	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the GIO), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request, at https://equitable.com/selling-life-insurance/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus.

Policy Lapse

Death benefits will not be paid if the policy has lapsed. Your policy may lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, or if your policy account value will not cover policy charges. If your policy provides for a no-lapse guarantee, you may have to pay more premiums to keep your policy from terminating. If your policy lapses, you will be notified in writing and given an opportunity to make additional payments to reinstate your policy.

For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in this prospectus.

RESTRICTIONS

Investments

You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy”, the GIO, or the MSO. We reserve the right to remove or substitute Portfolios as investment options under the policy.

Currently, the total of all transfers of variable investment options you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.

We may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 2% (annual rate). For more information, please refer to “Guaranteed Interest Option” in “Investment options within your policy” in this prospectus.

There may be restrictions upon transfers into and out of the MSO. For more information, see the MSO prospectus.

We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for policies that are jointly owned or assigned. We reserve the right to limit policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

For more information, please refer to “Variable investment options” and “Transfers you can make” in this prospectus.

Optional Benefits

As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.

For more information on optional benefits and other limitations under the policy, please refer to “Other benefits you can add by rider,” “Nonforfeiture Benefit” and “Suicide and certain misstatements” in this prospectus.

TAXES

Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

For more information on tax implications relating to policy investments, please refer to “Tax information” in this prospectus.

CONFLICTS OF INTEREST

Investment Professional Compensation

Investment professionals receive compensation for selling the policy to investors and may have a financial incentive to offer or recommend the policy over another investment.

The Company pays compensation to Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors,” and together with Equitable Advisors, the “Distributors”) to distribute the policy. The Company pays compensation to the Distributors based on premium payments made on the policies sold through the Distributors (“premium-based compensation”), in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold (“asset-based compensation”). The Company may also make additional payments to Equitable Distributors, and Equitable Distributors may, in turn, make additional payments to certain intermediaries and financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”) relating to the policy.

For more information on investment professional compensation, please refer to “Distribution of the policies” in this prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.

For more information on exchanges, please refer to the paragraph titled “Section 1035 exchanges of policies with outstanding loans” under “How you can pay for and contribute to your policy” in this prospectus, as well as the section titled “Future policy exchanges” in this prospectus.

Appendix: Investment Options available under the Incentive Life Optimizer® II policy

The following is a list of variable investment options available under the Policy. More information about the variable investment options is available in the prospectuses for the Investment Options, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146668. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the variable investment options, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Variable Investment Options:

				Average Annual Total Returns (as of 12/31/2020)
Type	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); Palisade Capital Management, L.L.C.	1.15	%^	39.08%	18.19%	15.22%
Asset Allocation	1290 VT DoubleLine Dynamic AllocationΔ — EIMG; DoubleLine Capital LP	1.20	%^	13.10%	8.61%	8.80%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.95	%^	4.26%	3.76%	4.01%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC	0.95	%^	-4.52%	1.55%	6.50%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.30	%^	-1.33%	0.66%	3.12%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.07%		9.51%	4.48%	10.29%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC; Horizon Kinetics Asset Management LLC	1.15	%^	-1.51%	3.15%	8.99%
Equity	1290 VT SmartBeta Equity — EIMG; AXA Rosenberg Investment Management LLC	1.10	%^	10.95%	9.78%	11.26%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.93%		20.01%	14.33%	14.62%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.84%		19.31%	9.35%	12.40%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.85	%^	13.47%	7.53%	11.40%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.80%		17.01%	12.61%	13.87%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		36.05%	17.01%	17.21%
Asset Allocation	EQ/All Asset Growth Allocation† — EIMG	1.25%		12.29%	7.33%	9.44%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	1.32%	—	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		11.20%	7.24%	7.50%
Equity	EQ/Capital Group Research — EIMG; Capital International Inc.	0.97	%^	23.26%	15.96%	16.21%
Equity	EQ/Clearbridge Large Cap Growth — EIMG; ClearBridge Investments, LLC	1.00	%^	30.85%	19.85%	16.87%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68	%^	19.76%	13.68%	14.61%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.99%		9.93%	6.43%	6.45%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95	%^	7.26%	4.84%	4.32%
Fixed Income	EQ/Core Bond Index — EIMG; SSgAFunds Management, Inc.	0.65	%^	6.09%	4.17%	3.06%
Fixed Income	EQ/Core Plus Bond(1) — EIMG; AXA Investment Managers, Inc.; Brandywine Global Investment Management, LLC; Loomis, Sayles & Company, L.P.	0.95	%^	14.64%	6.86%	5.11%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.55	%^	17.76%	13.53%	14.52%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87	%^	26.32%	—	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	16.19%	—	—

				Average Annual Total Returns (as of 12/31/2020)
Type	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Fixed Income	EQ/Franklin Strategic Income — EIMG; Franklin Advisers, Inc.	0.93	%^	4.99%	—	—
Fixed Income	EQ/Global Bond Plus(2) — EIMG; BlackRock Investment Management, LLC; Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.	0.95	%^	8.54%	4.29%	3.63%
Equity	EQ/Global Equity Managed Volatility — EIMG; BlackRock Investment Management, LLC; Invesco Advisers, Inc.; Morgan Stanley Investment Management Inc.	1.10	%^	14.22%	7.93%	10.62%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management, L.P.	1.09	%^	8.46%	—	—
Asset Allocation	EQ/Growth Strategy† — EIMG	1.02%		13.64%	8.66%	9.55%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSgA Funds Management, Inc.	0.65	%^	4.34%	3.08%	2.00%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC; EARNEST Partners, LLC; Federated Global Investment Management Corp.; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.06%		8.45%	4.18%	7.44%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.79	%^	3.89%	2.47%	6.26%
Equity	EQ/International Managed Volatility — EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.89%		6.63%	3.48%	6.57%
Equity	EQ/International Value Managed Volatility — EIMG; BlackRock Investment Management, LLC; Harris Associates L.P.	1.06%		4.20%	2.18%	5.81%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	-0.77%	2.81%	8.52%
Specialty	EQ/Invesco Global Real Assets(3) — EIMG; Invesco Advisers, Inc.; Invesco Asset Management Ltd.	1.20	%^	-12.22%	—	—
Equity	EQ/Invesco International Growth — EIMG; Invesco Advisers, Inc.	1.15	%^	13.61%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Capital Management LLC	1.05	%^	18.81%	16.77%	14.27%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management, Inc.	0.98%		11.09%	6.23%	11.39%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC; Capital International, Inc.; GQG Partners LLC; Vaughn Nelson Investment Management	0.91%		16.36%	12.27%	13.63%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		37.36%	22.03%	20.08%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC; HS Management Partners, LLC; Loomis, Sayles & Company; Polen Capital Management, LLC; T. Rowe Price Associates, Inc.	0.86%		31.99%	19.65%	18.48%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.75%		2.23%	5.39%	9.02%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.; Aristotle Capital Management, LLC; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.86%		5.70%	6.10%	9.42%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	-1.56%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	%^	30.86%	18.60%	19.11%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	15.41%	10.01%	12.38%
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	20.03%	—	—
Equity	EQ/MFS® International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	29.76%	—	—
Specialty	EQ/MFS® Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.13%		46.83%	—	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.72%		12.84%	7.71%	11.59%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC; Diamond Hill Capital Management, Inc.; Wellington Management Company, LLP	0.97%		4.99%	4.83%	8.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.00%		12.38%	7.94%	8.52%
Money Market	EQ/Money Market(*) — EIMG; BNY Mellon Investment Adviser, Inc.	0.71%		0.20%	1.00%	0.68%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC; Morgan Stanley Investment Management Inc.	1.15	%^	95.74%	35.80%	27.59%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company, LLC	0.84	%^	11.28%	—	—

				Average Annual Total Returns (as of 12/31/2020)
Type	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		1 year	5 year	10 year
Fixed Income	EQ/PIMCO Total Return — EIMG; Pacific Investment Management Company, LLC	0.75	%^	8.58%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company, LLC	0.80	%^	1.17%	1.56%	1.70%
Fixed Income	EQ/Quality Bond Plus — EIMG; AllianceBernstein L.P.; Pacific Investment Management Company LLC	0.80%		5.98%	3.90%	2.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		19.73%	9.95%	12.81%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00	%^	36.57%	20.77%	18.94%
Equity	EQ/Value Equity(4) – EIMG; Aristotle Capital Management, LLC	0.92%		2.81%	5.30%	8.29%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	-37.39%	—	—
Equity	Multimanager Aggressive Equity — EIMG; 1832 Asset Management U.S. Inc.; AllianceBernstein L.P.; ClearBridge Investments, LLC; T. Rowe Price Associates, Inc.; Westfield Capital Management Company, L.P.	0.97%		38.82%	22.70%	20.02%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc.; DoubleLine Capital LP; Pacific Investment Management Company LLC; SSgA Funds Management, Inc.	0.90	%^	6.29%	4.39%	3.74%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P.; Allianz Global Investors U.S. LLC; Wellington Management Company, LLP	1.25	%^	53.26%	29.30%	26.79%
Asset Allocation	Target 2025 Allocation† — EIMG	1.10	%^	12.20%	7.95%	9.28%
Asset Allocation	Target 2035 Allocation† — EIMG	1.09%		13.70%	8.89%	10.42%
Asset Allocation	Target 2045 Allocation† — EIMG	1.10%		14.07%	9.28%	11.16%
Asset Allocation	Target 2055 Allocation† — EIMG	1.10	%^	14.89%	9.94%	12.12%
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†”. See “About the Portfolios of the Trusts” for more information regarding volatility management.

Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “About the Portfolios of the Trusts” for more information regarding volatility management.

^	This Portfolio’s annual expenses reflect temporary fee reductions.
*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option is EQ/Global Bond Plus and it may continue to be used in certain documents for a period of time after the date of the merger.

(2)

This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021, and it will no longer be available for investment after the merger. It may continue to be used in certain documents for a period of time after the date of the merger.

(3)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Invesco Global Real Estate which may continue to be used in certain documents for a period of time after the date of this Prospectus.

(4)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/BlackRock Basic Value Equity which may continue to be used in certain documents for a period of time after the date of this Prospectus.

Unaffiliated Variable Investment Options:

			Average Annual Total Returns (as of 12/31/2020)
Type	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization FundSM — Capital Research and Management CompanySM	1.24%	29.39%	14.15%	9.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management CompanySM	1.09%^	23.29%	13.05%	6.28%
Equity	Fidelity® VIP Growth & Income — Fidelity Management & Research Company (FMR)	0.79%	7.59%	11.34%	11.37%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management & Research Company (FMR)	0.87%	17.87%	10.79%	9.22%
Asset Allocation	Franklin Mutual Shares VIP — Franklin Mutual Advisers, LLC	0.98%	-5.04%	5.88%	6.99%
Equity	Franklin Small Cap Value VIP — Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%
Equity	Invesco V.I. Main Street Mid Cap Fund® (1) — Invesco Advisers, Inc.	1.19%	8.94%	9.33%	7.55%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.21%	26.87%	11.55%	9.87%
Fixed Income	IVY VIP High Income — Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Equity	Ivy VIP Small Cap Growth — Ivy Investment Management Company	1.15%^	37.66%	15.59%	11.15%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.04%^	13.60%	13.38%	12.22%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company d/b/a MFS Investment Management	1.04%	22.20%	18.39%	14.71%
Specialty	PIMCO VIT CommodityRealReturn® Strategy — Pacific Investment Management Company, LLC	1.34%^	1.23%	2.54%	-5.49%
Equity	T. Rowe Price Equity Income II — T. Rowe Price Associates, Inc.	0.99%^	0.96%	9.59%	8.94%
Equity	Templeton Developing Markets VIP — Templeton Asset Management Ltd.	1.44%	17.18%	15.57%	3.66%
Specialty	Templeton Global Bond VIP — Franklin Advisers, Inc.	0.74%^	-5.28%	0.66%	1.56%
Equity	Templeton Growth VIP — Templeton Global Advisors Limited	1.16%	5.80%	6.15%	6.08%
Specialty	VanEck VIP Global Resources Fund(2) — Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Invesco V.I. Mid Cap Core Equity Fund which may continue to be used in certain documents for a period of time after the date of this Prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is VanEck VIP Global Hard Assets which may continue to be used in certain documents for a period of time after the date of this Prospectus.

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about the policy, the Company and Separate Account FP. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). The Prospectus and SAI are also available at our website www.equitable.com/ICSR#EQH146668.

SEC Contract Identifier: C000089893